Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Number of years after opted to extend	5 years		5 years
Operating lease expense	$ 1,142	$ 830
Sublease Income	$ 87	$ 0	$ 175	$ 0
Rent and occupancy
Lessee, Lease, Description [Line Items]
Operating lease expense			$ 3,337	$ 2,215
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining Lease term			3 years 7 months 6 days
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining Lease term			1 year